CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows provided by (used in)
Loss and comprehensive loss	$ (2,033,357)	$ (1,766,448)
ITEMS NOT AFFECTING CASH
Share-based payments	557,101	406,399
Unrealized loss on marketable securities	(576,460)	91,700
Flow-through premium recovery	(128,367)	(767,435)
ITEMS NOT AFFECTING CASH	(147,726)	(269,336)
Change in non-cash working capital items	(188,509)	(1,736)
OPERATING ACTIVITIES	(2,369,592)	(2,037,520)
FINANCING ACTIVITIES
Proceeds from issuing other equity instruments	6,430,000	3,354,300
Private placement issuance costs	(179,147)	(341,660)
Exercise of stock options	854,834	72,000
Equity offering	28,751,035
Equity offering costs	(1,170,636)
FINANCING ACTIVITIES	34,686,086	3,084,640
INVESTING ACTIVITIES
Redemption of short-term investments		1,500,000
Mineral property expenditures	(5,311,025)	(3,892,871)
Acquisition of mineral claims		(38,913)
INVESTING ACTIVITIES	(5,311,025)	(2,431,784)
CHANGE IN CASH AND CASH EQUIVALENTS	27,005,469	(1,384,664)
Cash and cash equivalents - Beginning	1,641,721	3,026,385
CASH AND CASH EQUIVALENTS - ENDING	$ 28,647,190	$ 1,641,721